Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans secured by real estate:
Total loans secured by real estate	$ 358,754	$ 329,284
Consumer loans	350	472
Commercial business	69,310	63,384
Government and other	8,869	8,643
Subtotal	437,283	401,783
Less: Net deferred loan origination fees	(251)	(264)
Less: Undisbursed loan funds	(51)	(118)
Loans receivable	436,981	401,401
Construction and Land Develolpment [Member]
Loans secured by real estate:
Total loans secured by real estate	23,984	21,143
Residential Including Home Equity [Member]
Loans secured by real estate:
Total loans secured by real estate	154,945	154,426
Loans receivable	154,627	154,135
Commercial Real Estate and Other Dwelling [Member]
Loans secured by real estate:
Total loans secured by real estate	179,825	153,715
Loans receivable	$ 175,769	$ 154,618